UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
(Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)	March 31, 2015
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 95.9%
Basic Material - 2.0%
Chemical-1.0%
2,000	CF Industries Holdings, Inc.	$567,360

Chemical-Specialty-1.0%
2,500	PPG Industries, Inc.	563,850

Capital Equipment - 5.9%
Aerospace & Defense-2.1%
3,400	Northrop Grumman Corp.	547,264
14,000	Textron, Inc.	620,620
		1,167,884

Commercial Service-1.2%
7,000	Ryder System, Inc.	664,230

Diversified Operation-2.6%
6,500	Berkshire Hathaway, Inc. - CL B *	938,080
4,500	United Technologies Corp.	527,400
		1,465,480

Consumer Cyclical - 11.6%
Automobile-2.0%
14,000	General Motors Co.	525,000
4,100	Toyota Motor Corp. - ADR (a)	573,549
		1,098,549

Consumer-Miscellaneous-1.0%
20,000	Sony Corp. - ADR (a)*	535,600

Housing-1.0%
20,000	D.R. Horton, Inc.	569,600

Housing Related-1.0%
22,000	Masco Corp.	587,400

Leisure Service-1.0%
6,000	Wyndham Worldwide Corp.	542,820

Media-Radio/TV-5.6%
30,000	Walt Disney Co.	3,146,700

Consumer Staple - 1.1%
Beverage-Alcoholic-1.1%
5,500	Constellation Brands, Inc. - CL A *	639,155

Energy - 7.8%
Oil & Gas-Equipment & Services-1.0%
8,500	Baker Hughes, Inc.	540,430

Oil & Gas-Exploration & Production-2.6%
12,000	Devon Energy Corp.	723,720
8,000	EOG Resources, Inc.	733,520
		1,457,240

Oil & Gas-Integrated-0.9%
6,000	Exxon Mobil Corp.	510,000

Oil & Gas-Refining/Marketing-3.3%
5,000	Marathon Petroleum Corp.	511,950
7,500	Tesoro Corp.	684,675
10,000	Valero Energy Corp.	636,200
		1,832,825

Financial - 13.1%
Bank-Money Center-5.9%
35,000	Bank of America Corp.	538,650
12,000	Bank of New York Mellon Corp.	482,880
15,000	JPMorgan Chase & Co.	908,700
25,000	Wells Fargo & Co.	1,360,000
		3,290,230

Finance-Miscellaneous-3.2%
6,000	CME Group, Inc.	568,260
14,000	MasterCard, Inc. - CL A	1,209,460
		1,777,720

Insurance-Property & Casualty-3.0%
5,500	Chubb Corp.	556,050
3,200	Everest Re Group Ltd.	556,800
5,500	Travelers Companies, Inc.	594,715
		1,707,565

Real Estate-1.0%
15,000	CBRE Group, Inc. - CL A *	580,650

Healthcare - 17.7%
Healthcare-Biomedical/Genetic-2.2%
1,500	Biogen, Inc. *	633,360
5,000	BioMarin Pharmaceutical, Inc. *	623,100
		1,256,460

Healthcare-Drug/Diversified-4.0%
5,000	Mallinckrodt, PLC *	633,250
8,500	Mylan NV *	504,475
3,200	Perrigo Company	529,760
17,000	Pfizer, Inc.	591,430
		2,258,915

Healthcare-Medical Supply-2.1%
4,000	Becton, Dickinson & Co.	574,360
6,500	Cardinal Health, Inc.	586,755
		1,161,115

Healthcare-Patient Care-6.2%
6,000	Aetna, Inc.	639,180
6,000	Anthem, Inc.	926,460
5,000	Cigna Corp.	647,200
7,500	Express Scripts Holding Co. *	650,775
5,000	Laboratory Corporation of America Holdings *	630,450
		3,494,065
Healthcare-Product-3.2%
4,500	Edwards Lifesciences Corp. *	641,070
8,000	Medtronic, PLC	623,920
4,500	Zimmer Holdings, Inc.	528,840
		1,793,830

Retail - 13.0%
Retail-Drug Store-2.8%
15,000	CVS Caremark Corp.	1,548,150

Retail-Food Chain-1.1%
8,000	Kroger Co.	613,280

Retail-Major Chain-3.7%
10,000	Costco Wholesale Corp.	1,514,950
7,000	Target Corp.	574,490
		2,089,440

Retail-Restaurant-1.2%
10,000	Darden Restaurants, Inc.	693,400

Retail-Specialty-4.2%
900	AutoZone, Inc. *	613,944
5,000	Home Depot, Inc.	568,050
3,000	Lithia Motors, Inc. - CL A	298,230
6,000	Ulta Salon Cosmetics & Fragrance, Inc. *	905,100
		2,385,324

Technology - 19.6%
Computer Data Storage-3.3%
15,000	Apple, Inc.	1,866,450

Computer-Service-1.1%
9,800	Cognizant Technology Solutions Corp- CL A *	611,422

Computer-Software-4.4%
6,000	Check Point Software Technologies Ltd. *	491,820
18,000	Cisco Systems, Inc.	495,450
10,000	Palo Alto Networks, Inc. *	1,460,800
		2,448,070

Electronic Instrumentation-1.0%
6,500	Danaher Corp.	551,850

Electronic-Semiconductor-2.6%
4,500	NXP Semiconductors NV *	451,620
5,000	Skyworks Solutions, Inc.	491,450
21,000	Taiwan Semiconductor Manufacturing Company Ltd.	493,080
		1,436,150

Internet-6.2%
17,000	Facebook, Inc. - CL A *	1,397,655
1,500	Google, Inc. - CL A *	832,050
25,000	Twitter, Inc. *	1,252,000
		3,481,705

Office-Equipment-1.0%
11,000	Avery Dennison Corp.	582,010

Transportation - 4.1%
Airline-3.2%
3,000	FedEx Corp.	496,350
30,000	Southwest Airlines Co.	1,329,000
		1,825,350

Railroad-0.9%
4,500	Union Pacific Corp.	487,395

Total Common Stocks (Cost $44,922,593)		53,829,669

EXCHANGE TRADED FUNDS - 1.1%
14,000	ProShares UltraShort 20+ Year Treasury *	586,180
Total Exchange Traded Funds (Cost $647,977)		586,180

MONEY MARKET FUNDS - 3.2%
1,804,484	STIT - Liquid Assets Portfolio, Institutional Class, 0.078%^	1,804,484
Total Money Market Funds (Cost $1,804,484)		1,804,484

	Total Investments (Cost $47,375,054) (b) - 100.2%	56,220,333
	Liabilities in Excess of Other Assets - (0.2)%	(88,993)
	TOTAL NET ASSETS - 100.00%	$56,131,340

(a)	American Depository Receipt (ADR).
(b)
Cost for book purposes is approximately $47,375,054. The approximate aggregate gross unrealized appreciation is $9,325,921, and the approximate aggregate gross unrealized depreciation is $480,642, resulting in net unrealized appreciation of $8,845,279. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at March 31, 2015.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$53,829,669	$-	$-	$53,829,669
Money Market Funds	1,804,484	-	-	1,804,484
Exchange Traded Funds	586,180	-	-	586,180
Total Investments	$56,220,333	$-	$-	$56,220,333

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2015, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (Unaudited)	March 31, 2015
Monetta Young Investor Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 47.3%
Capital Equipment - 1.9%
Aerospace & Defense-0.6%
5,000	Northrop Grumman Corp.	$804,800

Diversified Operation-1.3%
12,000	Berkshire Hathaway, Inc. - CL B *	1,731,840

Consumer Cyclical - 5.8%
Apparel Manufacturing-0.7%
10,000	NIKE, Inc. - CL B	1,003,300

Automobile-0.7%
25,000	General Motors Co.	937,500

Consumer-Miscellaneous-0.5%
5,500	Harman International Industries, Inc.	734,965

Housing-0.8%
40,000	D.R. Horton, Inc.	1,139,200

Media-Radio/TV-3.1%
40,000	Walt Disney Co.	4,195,600

Consumer Staple - 1.7%
Beverage-Alcoholic-1.1%
12,500	Constellation Brands, Inc. - CL A *	1,452,625

Beverage-Non-Alcoholic-0.6%
6,000	Monster Beverage Corp. *	830,370

Energy - 4.3%
Oil & Gas-Exploration & Production-2.3%
30,000	Devon Energy Corp.	1,809,300
15,000	EOG Resources, Inc.	1,375,350
		3,184,650

Oil & Gas-Integrated-0.9%
15,000	Exxon Mobil Corp.	1,275,000

Oil & Gas-Refining/Marketing-1.1%
17,000	Tesoro Corp.	1,551,930

Financial - 5.7%
Bank-Money Center-1.8%
60,000	Bank of America Corp.	923,400
25,000	JPMorgan Chase & Co.	1,514,500
		2,437,900

Finance-Miscellaneous-2.2%
9,000	CME Group, Inc.	852,390
25,000	MasterCard, Inc. - CL A	2,159,750
		3,012,140

Insurance-Property & Casualty-1.7%
30,000	Progressive Corp.	816,000
14,000	Travelers Companies, Inc.	1,513,820
		2,329,820

Healthcare - 8.6%
Healthcare-Biomedical/Genetic-0.7%
8,000	Celgene Corp. *	922,240

Healthcare-Drug/Diversified-0.6%
14,000	Mylan NV *	830,900

Healthcare-Patient Care-6.2%
15,000	Aetna, Inc.	1,597,950
16,000	Anthem, Inc.	2,470,560
6,500	Cigna Corp.	841,360
12,000	Laboratory Corporation of America Holdings *	1,513,080
17,000	UnitedHealth Group, Inc.	2,010,930
		8,433,880

Healthcare-Product-1.1%
20,000	Medtronic, PLC	1,559,800

Retail - 5.4%
Retail-Drug Store-1.5%
20,000	CVS Caremark Corp.	2,064,200

Retail-Food Chain-0.7%
12,000	Kroger Co.	919,920

Retail-Major Chain-1.1%
10,000	Costco Wholesale Corp.	1,514,950

Retail-Specialty-2.1%
10,000	eBay, Inc. *	576,800
20,000	Home Depot, Inc.	2,272,200
		2,849,000

Technology - 10.6%
Computer Data Storage-4.1%
45,000	Apple, Inc.	5,599,350

Computer-Software-1.1%
10,000	Palo Alto Networks, Inc. *	1,460,800

Electronic-Semiconductor-0.6%
7,000	Avago Technologies Ltd.	888,860

Internet-4.2%
28,000	Facebook, Inc. - CL A *	2,302,020
3,000	Google, Inc. - CL A *	1,664,100
35,000	Twitter, Inc. *	1,752,800
		5,718,920

Telecommunication Service-0.6%
15,000	Comcast Corp. - CL A	847,050

Transportation - 3.3%
Airline-3.3%
30,000	Delta Air Lines, Inc.	1,348,800
5,000	FedEx Corp.	827,250
55,000	Southwest Airlines Co.	2,436,500
		4,612,550

Total Common Stocks (Cost $51,934,631)		64,844,060

EXCHANGE TRADED FUNDS - 50.0%
80,000	iShares Core S&P 500	16,626,400
142,000	Schwab Strategic Trust Large-Cap	7,038,940
80,000	SPDR S&P 500 Trust	16,514,400
69,000	Vanguard Growth	7,218,090
76,000	Vanguard Large-Cap	7,235,200
37,000	Vanguard S&P 500	7,000,400
83,000	Vanguard Value	6,947,100
Total Exchange Traded Funds (Cost $52,386,370)		68,580,530

MONEY MARKET FUNDS - 2.8%
3,809,270	STIT - Liquid Assets Portfolio, Institutional Class, 0.078%^	3,809,270
Total Money Market Funds (Cost $3,809,270)		3,809,270

	Total Investments (Cost $108,130,271) (a)- 100.1%	137,233,860
	Liabilities in Excess of Other Assets - (0.1)%	(111,729)
	TOTAL NET ASSETS - 100.00%	$137,122,131

(a)
Cost for book purposes is approximately $108,130,271. The approximate aggregate gross unrealized appreciation is $29,353,569, and the approximate aggregate gross unrealized depreciation is $249,980, resulting in net unrealized appreciation of $29,103,589. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at March 31, 2015.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Exchange Traded Funds	$68,580,530	$-	$-	$68,580,530
Common Stocks	64,844,060	-	-	64,844,060
Money Market Funds	3,809,270	-	-	3,809,270
Total Investments	$137,233,860	$-	$-	$137,233,860

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2015, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (Unaudited)	March 31, 2015
Varsity/Monetta Intermediate Bond Fund
PRINCIPAL AMOUNT		MATURITY DATE	VALUE
	CORPORATE BONDS - 88.0%
Capital Equipment - 12.6%
Aerospace & Defense-2.8%
$212,000	Boeing Co. - 7.950%	08/15/2024	$300,163

Diversified Operation-5.8%
250,000	E.I. Du Pont De Nemours - 5.750%	03/15/2019	286,398
300,000	United Technologies Corp. - 5.375%	12/15/2017	333,498
			619,896
Machinery-Transportation Equipment & Parts-1.9%
100,000	Cummins, Inc. - 3.650%	10/01/2023	107,402
100,000	Navistar International Corp. - 8.250%	11/01/2021	97,625
			205,027
Pollution Control-2.1%
200,000	Waste Management, Inc. - 4.600%	03/01/2021	223,882

Consumer Cyclical - 6.0%
Leisure Service-6.0%
486,000	AMC Entertainment, Inc. - 9.750%	12/01/2020	533,993
100,000	Wynn Las Vegas LLC - 7.750%	08/15/2020	106,000
			639,993
Consumer Staple - 10.7%
Beverage-Alcoholic-2.9%
100,000	Anheuser-Busch Inbev N.V. - 3.625%	04/15/2015	100,085
200,000	Diageo Finance BV - 5.300%	10/28/2015	205,441
			305,526
Cosmetic & Personal Care-1.0%
100,000	Procter & Gamble Co. - 4.850%	12/15/2015	103,040

Food-1.0%
100,000	General Mills, Inc. - 3.650%	02/15/2024	105,177

Tobacco-5.8%
200,000	Altria Group, Inc. - 4.750%	05/05/2021	223,538
330,000	Lorillard Tobacco Co. - 6.875%	05/01/2020	393,751
			617,289

Energy - 1.2%
Oil & Gas-Equipment & Services-1.2%
100,000	Kinder Morgan Energy Partners - 9.000%	02/01/2019	121,911

Financial - 39.9%
Bank-Money Center-3.4%
100,000	Goldman Sachs Group, Inc. - 3.625%	01/22/2023	103,613
250,000	Morgan Stanley - 4.100%	05/22/2023	260,447
			364,060
Brokerage & Investment Management-2.0%
200,000	Jefferies Group, Inc. - 5.125%	04/13/2018	210,555

Finance-Miscellaneous-10.7%
400,000	American Express Co. - 7.000%	03/19/2018	462,442
300,000	First Data Corp. - 12.625%	01/15/2021	356,250
300,000	Western Union Co. - 5.930%	10/01/2016	320,037
			1,138,729
Insurance-Diversified-3.3%
325,000	American International Group - 5.600%	10/18/2016	346,587

Insurance-Life-13.7%
250,000	Genworth Financial - 7.200%	02/15/2021	260,938
500,000	Protective Life Corp. - 7.375%	10/15/2019	602,754
461,000	Torchmark Corp. - 9.250%	06/15/2019	585,817
			1,449,509
Mortgage & Related Services-1.0%
100,000	Lender Processing Services, Inc. - 5.750%	04/15/2023	106,458

Personal & Commercial Lending-5.8%
307,000	Caterpillar Financial Services Corp. - 7.150%	02/15/2019	368,612
197,000	Ford Holdings, Inc. - 9.375%	03/01/2020	251,288
			619,900
Healthcare - 5.1%
Healthcare-Biomedical/Genetic-1.0%
100,000	Gilead Sciences, Inc. - 3.700%	04/01/2024	106,900

Healthcare-Drug/Diversified-1.0%
100,000	Teva Pharmaceuticals Finance II/III - 3.000%	06/15/2015	100,500

Healthcare-Patient Care-3.1%
300,000	WellPoint, Inc. - 5.875%	06/15/2017	328,335

Retail - 3.0%
Retail-Major Chain-1.0%
100,000	Wal-Mart Stores, Inc. - 4.500%	07/01/2015	101,001

Retail-Restaurant-1.0%
100,000	Starbucks Corp. - 3.850%	10/01/2023	109,299

Retail-Specialty-1.0%
100,000	Amazon.com, Inc. - 3.300%	12/05/2021	104,155

Technology - 4.5%
Computer Data Storage-1.0%
100,000	Apple, Inc. - 2.850%	05/06/2021	104,280

Telecommunication Service-3.5%
100,000	Comcast Corp. - 3.600%	03/01/2024	107,454
218,000	Sprint Communications - 11.500%	11/15/2021	264,325
			371,779
Utility - 5.0%
Electric Power-4.1%
100,000	Florida Power & Light Co. - 2.750%	06/01/2023	102,507
320,000	Georgia Power Company - 2.850%	05/15/2022	326,113
			428,620
Gas/Water Distribution-0.9%
100,000	Eversource Energy - 2.800%	05/01/2023	99,325

Total Corporate Bonds (Cost $8,914,998)			9,331,896

NUMBER OF SHARES
EXCHANGE TRADED FUNDS - 0.8%
3,700	ProShares UltraShort Lehman 7-10 year *		86,562
Total Exchange Traded Funds (Cost $122,186)			86,562

MONEY MARKET FUNDS - 9.8%
1,040,085	STIT - Liquid Assets Portfolio, Institutional Class, 0.078%^		1,040,085
Total Money Market Funds (Cost $1,040,085)			1,040,085

	Total Investments (Cost $10,077,269) (a) - 98.6%		10,458,543
	Other Net Assets Less Liabilities - 1.4%		152,499
	TOTAL NET ASSETS - 100.00%		$10,611,042

(a)
Cost for book purposes is approximately $10,077,269. The approximate aggregate gross unrealized appreciation is $440,364, and the approximate aggregate gross unrealized depreciation is $59,090, resulting in net unrealized appreciation of $381,274. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at March 31, 2015.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Corporate Bonds	$-	$9,331,896	$-	$9,331,896
Money Market Funds	1,040,085	-	-	1,040,085
Exchange Traded Funds	86,562	-	-	86,562
Total Investments	$1,126,647	$9,331,896	$-	$10,458,543

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2015, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Monetta Trust

By (Signature and Title)  /s/ Robert S. Bacarella
                                                  Robert S. Bacarella, Chief Executive Officer

Date           5/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert S. Bacarella
                                                  Robert S. Bacarella, Chief Executive Officer

Date           5/11/15

By (Signature and Title)*  /s/ Robert J. Bacarella
                                                  Robert J. Bacarella, Chief Financial Officer

Date           5/11/15

* Print the name and title of each signing officer under his or her signature.